Leases (Tables)	6 Months Ended
Jun. 30, 2023
Leases [Abstract]
Schedule of Operating Lease Right of Use Assets and Liabilities
Operating lease right-of-use assets and lease liabilities for charter-in lease terms not qualifying for any exceptions as of June 30, 2023 and December 31, 2022 (in thousands):

Description	Location in Balance Sheet	June 30, 2023	December 31, 2022
Assets:
Right of use assets	Other assets	$1,430	$1,629

Liabilities:
Current portion - operating leases	Accounts payable and accrued expenses	$722	$674
Non-current portion - operating leases	Other liabilities	$1,396	$1,683

Maturities of Operating Lease Liabilities
Maturities of operating lease liabilities for charter-in contracts with initial noncancelable terms in excess of one year at June 30, 2023 are as follows (in thousands):

Year
2023*	$404
2024	806
2025	491
2026	397
2027	192
Thereafter	—
Total lease payments	$2,290
Less: Imputed interest **	(172)
Total present value of operating lease liabilities	$2,118
Less: Short-term portion	(722)
Long-term operating lease liabilities	$1,396

*For remaining six months ended December 31, 2023
**Based on incremental borrowing rate of 5%
Schedule of Lease Cost
The following table summarizes lease cost for the six months ended June 30, 2023 (in thousands):

Operating lease costs	$355
The following table summarizes other supplemental information about the Company’s operating leases as of June 30, 2023:

Weighted average discount rate	5.0%
Weighted average remaining lease term	3.3 years